Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000181876 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6 Shares
Average Annual Return, Percent	[1]	24.15%	10.28%	6.39%
C000064509 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Average Annual Return, Percent		24.08%	10.31%	6.41%
C000064508 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares — including sales load
Average Annual Return, Percent		21.53%	9.16%	5.31%
C000064507 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares — including sales load
Average Annual Return, Percent		17.04%	8.80%	5.54%
Without Sales Load [Member] | C000064508 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C Shares — excluding sales load
Average Annual Return, Percent		22.53%	9.16%	5.31%
Without Sales Load [Member] | C000064507 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A Shares — excluding sales load
Average Annual Return, Percent		23.84%	10.06%	6.14%
MSCI World ex USA High Dividend Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex-USA High Dividend Yield Index
Average Annual Return, Percent		26.07%	12.20%	8.31%
MSCI World ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex-USA Index
Average Annual Return, Percent		24.58%	9.79%	8.03%

[1]
The Fund’s Class R6 Shares commenced operations on January 27, 2017. For the periods prior to the commencement of operations of the Fund’s Class R6 Shares, the performance information shown is for the Fund’s Institutional Shares.